Financial risk management	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial risk management
4.
Financial risk management

The Company is exposed to the following risks from the use of financial instruments:

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Credit risk
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Liquidity risk
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Market risk

This note presents information about the Company’s exposure to each of the above risks, the objectives, policies and processes of measuring and risk management of the Company. In different sections of these consolidated financial statements, the Company has included additional in-depth disclosures.

As of December 31, 2023, 2024 and 2025, financial instruments held by the Company are comprised of the following:

	December 31, 2023		December 31, 2024		December 31, 2025
Financial assets
Cash and cash equivalents	Ps.	10,055,211	Ps.	13,466,027	Ps.	10,453,198
Trade accounts receivables net		2,251,229		2,696,831		3,491,621
Derivative financial instruments		167,696		18,256
Financial liabilities at amortized cost
Short and long-term debt securities	Ps.	31,255,588	Ps.	36,903,722	Ps.	44,403,722
Current and long-term bank loans		9,312,108		11,086,157		8,593,371
Accounts payable (1)		2,743,873		3,241,369		4,232,718
Liabilities for assets in lease		52,691		40,041		95,910
Financial liabilities at Fair Value
Derivative financial instruments		26,990		11,490		-
(1)
Include suppliers, other suppliers, AMP and other accounts payable

Financial risk management objectives – The Audit Committee of the Company is responsible for developing and monitoring the Company’s risk management policies.

The Company’s risk management policies are established for identifying and analyzing potential risks, to set appropriate limits and controls, and for monitoring such risks on an ongoing basis. Policies and risk management systems are reviewed regularly to reflect changes in market conditions and the Company’s activities. The Company, through its training and management standards and procedures, aims to develop an environment of disciplined and constructive control in which all employees understand their roles and obligations.

The Audit Committee of the Company supervises how management monitors compliance with policies and procedures of risk management, and reviews what is appropriate to the risk management framework in relation to the risks faced by the Company. The Audit Committee is supported in its oversight role by the Company’s Internal Audit Function. Internal Audits perform routine and special reviews of controls and risk management procedures, and report their results directly to the Audit Committee.

Credit risk – Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company and arises primarily from trade accounts receivable and the Company’s investments, including investment funds and derivative financial instruments.

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Accounts receivable and others – The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the demographic characteristics of its customers, including the default risk of the industry and country in which its customers operate, as these factors could also affect credit risk, particularly considering the recent economic downturn. The main source of income for the Company is the Passenger Charge Fees (TUA) and leasing revenues from commercial areas in its airports. The TUA is charged to each departing passenger (except diplomat, infant or transit passenger), and is collected by the airlines and subsequently refunded to the airports. For the years ended December 31, 2023, 2024 and 2025 the revenues for TUA represented 48.3%, 46.6% and 45.5% of the total revenues, respectively. The leasing revenues from commercial areas are collected from other clients, which are not airline customers.

The 32.4%, 31.5% and 31.4% of the Company’s revenues in 2023, 2024 and 2025 are derived from the TUA collected by three major client airlines, which collect the TUA and remit it to the airports. However, geographically there is no credit risk concentration because airports are located in different cities in Mexico and Jamaica, and therefore if one airport has an operating problem the other airports would not be affected. In addition, 83.9%, 80.1% and 76.5% of aeronautical and non-aeronautical revenues earned during the years ended December 31, 2023, 2024 and 2025, respectively, were generated by seven of the Company’s airports (Guadalajara, Tijuana, San José del Cabo, Puerto Vallarta, Montego Bay, Guanajuato and Hermosillo).

The Company has a credit policy under which each new customer is analyzed individually for creditworthiness before offering the standard terms and conditions of payment and delivery of the services provided by the Company. The review of the Company includes external ratings, when they are available, and in some cases bank references. Every customer has established credit limits, which must be approved by the Company’s management and are reviewed periodically.

The Company has entered into agreements with all its airline customers to collect the TUA in Mexico, by who receives the payment for the use of the airport services collected from the passengers on behalf of the airports. According to these agreements, each customer airline could have a grace period of up to a maximum of 60 days to reimburse the airport for the TUA paid by passengers. If an airline customer needed a credit term of up to 60 days, it must provide a guarantee to the airport covering this period in the form of a bond, or cash equivalent of 30 days more than the estimated consumption for the credit period requested by that airline.

In the event of insolvency of any airline or a notice by the authorities on suspension of operations, the Company may recover the unpaid amounts regarding TUA up to the value of the guarantee. In order to mitigate credit risk with its customers, mainly TUA, airlines have granted cash guaranties, which are reported as deposits received, in the consolidated statements of financial position, in addition to the cash guaranties of other commercial customers. As of December 31, 2023, 2024 and 2025, the Company has customer deposits received as guarantee of Ps.1,022,148, Ps.1,144,288 and Ps.1,243,627, respectively. These deposits are considered long-term based on the duration of the contracts signed with these airlines and the expectation that they will maintain long-term operations at the Company’s airports.

When reviewing credit risk, management groups the Company’s clients according to their credit characteristics that include whether the customer is an individual or a corporation, if they are airline customers, commercial customers, aging and the existence of previous financial difficulties.

The Company systematically and periodically reviews the aging and collection of trade accounts receivable and recognizes a change in credit loss according to the average loss rated (Note 6).

The Company determines the expected credit losses on these items using a provision matrix, estimated based on the historical experience of credit losses, the past due status of customers and adjusted as appropriate to reflect current conditions and estimates of future economic conditions.

As a result, the credit risk profile of these assets is presented based on their maturity status in terms of the provision matrix. Note 6 includes additional details on the estimate for losses for these assets.

The following tables present information on the exposure to credit risk and expected credit losses for accounts receivable from customers as of December 31, 2023, 2024 and 2025.

Balance of the trade account receivables as of December 31, 2023	Weighted average loss rate	Balance of the trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	2,083,956	Ps.	-	No
1 to 30 days past due	3.50%		124,985		4,413	No
31 to 60 days past due	13.00%		48,939		6,354	No
61 to 90 days past due	16.90%		4,955		839	No
More than 90 days past due	100%		100,540		100,540	Yes
Legal	100%		79,090		79,090	Yes
		Ps.	2,442,465	Ps.	191,236

Balance of the trade account receivables as of December 31, 2024	Weighted average loss rate	Balance of the trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	2,500,049	Ps.	-	No
1 to 30 days past due	8.60%		157,478		13,554	No
31 to 60 days past due	27.20%		58,208		15,852	No
61 to 90 days past due	27.60%		14,497		3,994	No
More than 90 days past due	100%		40,618		40,618	Yes
Legal	100%		22,286		22,287	Yes
		Ps.	2,793,136	Ps.	96,305

Balance of the trade account receivables as of December 31, 2025	Weighted average loss rate	Balance of the trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	3,266,331	Ps.	-	No
1 to 30 days past due	6.0%		145,487		8,795	No
31 to 60 days past due	7.60%		48,996		3,717	No
61 to 90 days past due	12.00%		30,629		3,677	No
More than 90 days past due	67%		49,517		33,150	Yes
Legal	100%		14,967		14,968	Yes
		Ps.	3,555,927	Ps.	64,306

Expected loss rates are based on actual credit loss experience over the past three years. These rates are multiplied by scaling factors to reflect differences between economic conditions during the period in which the historical data has been collected, the current conditions and the Company’s view of economic conditions over the expected life of the trade account receivables.

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Financial instruments held for trading purposes – The Company limits its exposure to credit risk by investing in government-backed securities. Management constantly monitors credit ratings to anticipate any counterparty defaults.
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Liquid funds and derivative financial instruments – The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit ratings assigned by recognized rating agencies.

Liquidity risk – The risk of liquidity means the possibility that the Company will have difficulty to fulfill its obligations related to its financial liabilities that will be paid in cash or another financial asset. The Company focuses its liquidity management to ensure, as much as possible, that it will have sufficient liquidity to comply with its obligations at their maturity date, both in normal and in extraordinary conditions, without incurring in unacceptable losses or risking the reputation of the Company.

The Company utilizes its budget, prepared at a cost center level, to allocate resources to render its services, which helps to monitor cash flow requirements and to optimize the performance of its investments. Generally, the Company ensures availability of sufficient cash flows to cover operating expenses for a period of 60 days, including payment of its financial debt, the aforementioned excludes the possible impact of extreme circumstances that are not reasonably predictable, such as natural disasters. The Company has external financing as described in Note 16 for compliance with its obligations under the MDP, whereas for other obligations it uses cash flows from operating activities and resources received at the maturity of its financial investments.

The following is a table with a summary of the Company’s contractual maturities for its financial liabilities, including the interest to be paid, as of December 31, 2025:

9	December 31, 2025
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	10,878,000	Ps.	12,065,132	Ps.	22,943,132
Long-term debt securities (variable rate)			—		—						—
Fixed rate loans			—		—		5,377,588		16,083,003		-		21,460,591
Variable rate bank loans			—		—		3,431,640		—		205,662		3,637,302
Fixed rate interest			-		-		215,600		4,740,469		-		4,956,069
Variable rate interest	8.64%		9,953		594,929		1,144,437		5,080,126		1,020,395		7,849,840
Cash flow hedges	7.28%		113,297		414,383		1,080,135		3,318,879		405,850		5,332,544
Trade accounts payable and other payables	N/A		737,736		2,099,711		—		—		—		2,837,447
AMP	N/A		—		—		828,975		—		—		828,975
'Liabilities for assets in lease	N/A		1,502		3,004		13,520		77,884		—		95,910
		Ps.	862,488	Ps.	3,112,027	Ps.	12,091,895	Ps.	40,178,361	Ps.	13,697,039	Ps.	69,941,810

The interest payable from loans with variable interest rates was determined based on projected interest rates, plus the basis point adjustment corresponding to each bank loan.

The Company has bank loans, which include, among other obligations, restrictions that limit the destination of the resources, in addition to maintaining some financial ratios, as disclosed in Note 16 and Note 33, the Company issues debt Securities in Mexico and enters into bank loans to finance capital expenditures and refinance maturities.

Market risk – Is the risk that changes in market prices, such as exchange rates, interest rates and prices of equity instruments that may affect the amount of the Company’s financial instruments. The Company’s market risk management objectives include controlling the risk exposures between acceptable parameters, while optimizing profits.

The Company in certain cases enters into derivatives instrument contracts to manage market risks. These transactions are in-line within the policies established by management. The Company also applies hedge accounting to minimize the volatility in profit or loss associated with certain financial instruments.

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Foreign exchange risk – The Company is exposed to currency risk for its revenues and trade accounts receivable denominated in a currency other than the functional currency of the Company. The foreign currencies in which transactions are primarily denominated is the U.S. dollar (USD) (Note 29).

In Mexico, the tariffs to be charged to international passengers and international flights are published in the Official Gazette of the Federation (Diario Oficial de la Federación) in USD, however, in accordance with Mexican law these tariffs are billed and collected in Mexican pesos. A significant depreciation of the peso during the last two months in each year could lead to an increase in aeronautical revenues that could lead to exceeding the maximum tariff per traffic unit allowed, which may be a breach of compliance with the

Concession’s maximum rates of each airport. If a significant depreciation of the peso occurs, the Company may be required to provide discounts to avoid exceeding the maximum tariffs. On the other hand, a significant appreciation of the peso could lead to our rates substantially decreasing. The Company has no way to recover the lost revenue if it charges less than the maximum rate as a result of a significant appreciation of the peso.

In MBJ, the tariffs are billed and charged to domestic and international passengers in USD, which are assimilated into a fixed amount for 12 months (from April to March), and then updated for inflation in the United States. In January 2020, the new tariffs approved by the Jamaican Civil Aviation Authority (JCAA) in December 2019 came into effect, where the increase in the rate for international passengers was USD$19.34 to USD$24.74 per person and domestic passenger’s tariffs remained at USD$5.52 per person. Therefore, the Company’s revenues would not be exposed to a possible devaluation or appreciation of the Jamaican dollar against the US dollar.

In PACKAL, the tariffs are billed and charged to domestic and international passengers in USD, which they are assimilated into a fixed amount for 12 months (from April to March), and then updated for inflation in the United States. In April 2020, the new tariffs approved by the Jamaican Civil Aviation Authority (JCAA) in December 2019 came into effect, where the increase in the rate for international passengers was USD$16.81 to USD$28.80 per person and increase in domestic passenger’s tariffs was USD$5.83 to USD$9.99 per person, therefore, the Company’s revenues would not be exposed to a possible devaluation or appreciation of the Jamaican dollar against the US dollar.

While the Company can ensure that it does not exceed the maximum rates in Mexico as mentioned above, the depreciation of the Mexican peso can have a positive effect on commercial revenues and aeronautical revenues, while that appreciation of the Mexican peso generally has a negative effect. The rates applied to international passengers, international flights and some of our commercial contracts are denominated in USD and are billed and collected in Mexican pesos translated at the average exchange rate of the previous month. Therefore, the depreciation of the Mexican peso against the dollar results in the Company obtaining more Mexican pesos than before the depreciation, while the appreciation of the Mexican peso against the USD results in the Company obtaining less Mexican pesos. As the Mexican peso appreciates against the USD, the Company obtains fewer Mexican pesos which could result in a decrease in profit, especially if the appreciation continues or exceeds historical levels. In addition, although most of our operating costs are denominated in pesos, we cannot predict whether our cost of services will increase as a consequence of the depreciation of the peso, or as a result of other factors.

In MBJA and PACKAL, expenses are comprised 70% in USD, with the rest payable in Jamaican dollars. An appreciation of the Jamaican dollar would therefore increase expenses in USD terms.

The following is a sensitivity analysis of the Company financial assets and liabilities denominated in USD, if the peso were to depreciate or appreciate by 10%, which is the amount management considers reasonably possible of occurring at year end:

	USD amounts on December 31, 2025		Peso amounts at exchange rate of Ps.17.9667 on December 31, 2025		Peso amounts if exchange rate depreciated 10%		Peso amounts if exchange rate appreciated 10%
Thousands of U.S. dollars:
Financial assets:	176,678		3,174,315		2,885,741		3,491,746
Cash and cash equivalents	19,864	Ps.	356,894	Ps.	324,449	Ps.	392,583
Trade accounts receivable	196,542		3,531,209		3,210,190		3,884,329

Financial liabilities:
Accounts payable	(57,000)		(1,024,099)		(930,999)		(1,126,508)
Bank loans	(290,447)		(5,218,372)		(4,743,974)		(5,740,209)
	(347,447)	Ps.	(6,242,471)	Ps.	(5,674,973)	Ps.	(6,866,717)
Net asset position	(150,905)	Ps.	(2,711,262)	Ps.	(2,464,783)	Ps.	(2,982,388)

Interest rate risk – The Company is exposed to fluctuations in interest rates on financial instruments, such as investments, loans and debt issuances. The Company monitors its interest rate risk and when bank loans are entered into with variable interest rates, it determines whether it should enter into derivative financial instruments, in order to reduce its exposure to the risk of volatility in interest rates type CAP and SWAPS. The negotiation with derivative financial instruments is only entered into with institutions of high repute and credit rating. The Company does not enter into operations for speculative purposes.

The Company was exposed to LIBOR reference interest rate, which is subject to the reference interest rate reform. As indicated in Note 16, the loans include debt contracted at a variable rate in US dollars. The Company adopted the transition to new benchmark interest rates, this includes announcements made by regulators of LIBOR on the transition to SOFR rate.

As a result of this, the Company determined that LIBOR exposure allowed an easy transition to the new SOFR reference rate beginning in September 2023, the Company’s derivative instruments only hedge the positions at a variable rate in pesos (Note 15).

Fluctuations in interest rates impact primarily loans, changing either their fair value (fixed rate debt) or their future cash flows (variable rate debt). Management does not have a formal policy to determining how much exposure the Company should have to fixed or variable rates. However, when getting new loans, management uses its judgment to decide if it believes that a fixed or variable rate would be more favorable during the term of the loan.

The following sensitivity analysis has been determined based on the exposure to interest rates for both derivatives and non-derivative financial instruments at the end of the reporting period. For loans with variable interest rates, an analysis is prepared assuming the amount of outstanding liability at the end of the reporting period under review has been the current liability for the year. The sensitivity analysis used assumes an increase or decrease of 100 basis points, which is the change management considers reasonably possible of occurring at year end.

The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days and SOFR 1-month, respectively. If on the 2025 of year-end closing date the variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant, the effect on net income and stockholders’ equity for the years ended December 31, 2023, 2024 and 2025 would have been as follows:

	2023		2024		2025
Effect in case of interest rate increase in 100 basis points
Variable rate long term debt	Ps.	(300,056)	Ps.	(326,275)	Ps.	(282,591)
Effect in case of interest rate decrease in 100 basis points
Variable rate long term debt	Ps.	300,056	Ps.	326,275	Ps.	(282,591)

On February 27, 2019, the Company contracted Scotiabank for a derivative financial transaction by exchange of interest rates (SWAPS) in order to hedge the risk of increasing the TIIE rate the tranche of the “GAP 19” debt securities for a value of Ps.3,000,000 that accrues an interest rate TIIE and is swapped for 8.03%, until the expiration of the debt securities. Changes in fair value are recognized temporarily through other comprehensive income within equity and profit and loss as hedging reserve and are recycled to financial expenses as the interest of the debt securities are recognized, the derivative is only for TIIE and concluded with the payment of principal on March 22, 2024.

On March 2, 2020, the Company contracted Scotiabank for a derivative financial transaction by exchange of interest rates (SWAPS) in order to hedge the risk of increasing the TIIE rate the tranche of the “GAP 20” debt securities for a value of Ps.3,000,000 that accrues an interest rate TIIE and is swapped for 6.33%, until the expiration of the debt securities. Changes in fair value are recognized temporarily through other comprehensive income within equity and profit and loss as hedging reserve and are recycled to financial expenses as the interest of the debt securities are recognized, the derivative is only for TIIE rate, and concluded with the payment of principal on February 06, 2025.

On March 1, 2022, the Company contracted Bank of Nova Scotia two derivative financial transaction by exchange of interest rates (SWAPS) in order to hedge the risk of increasing the 30-day Libor interest rate, currently SOFR 1-month, on two loans held by MBJA in U.S. dollars totaling USD$34.0 million. The USD$4.0 million SOFR 1-month interest plus 3.10% bearing loan was swapped at a rate of 1.59%, until maturity of the loan. The second loan of USD$30.0 million bearing interest at SOFR 1-month plus 2.85% plus the 1-month SOFR rate, which was exchanged at a rate of 1.785%, and concluded with the refinancing of the loan on September 1, 2025.

Changes in the fair value are recognized in other comprehensive income in the consolidated statement of income and other comprehensive income and are presented in the hedge reserve and are recycled to financial expenses to the extent that the interest of the associated debt is recognized, the derivative is only for SOFR 1-month rate.

The interest rate profile of the Company interest-bearing financial instruments as of December 31, 2023, 2024 and 2025 is as follows:

	2023		2024		2025
Fixed-rate instruments

Financial liabilities	Ps.	(18,798,036)	Ps.	(21,096,385)	Ps.	(26,580,434)
Effect of interest rate swaps		(6,709,527)		(3,689,122)		-
	Ps.	(25,507,563)	Ps.	(24,785,507)	Ps.	(26,580,434)

Variable-rate instruments
Financial liabilities		(21,769,660)		(26,893,494)		(26,416,660)
Effect of interest rate swaps		6,709,527		3,689,122		-
	Ps.	(15,060,133)	Ps.	(23,204,372)	Ps.	(26,416,660)

As of December 31, 2023, 2024 and 2025, the amounts at the reporting date relating to items designated as hedged items were as follows:

	2023		2024		2025
Interest rate risk	Variable-rate instruments
Change in value used for calculating hedge ineffectiveness	Ps.	(226,307)	Ps.	(116,064)	Ps.	6,548
Cash Flow hedge reserve		60,720		(4,583)		-

The amounts relating to items designated as hedging instruments and hedge ineffectiveness as of December 31, 2023, 2024 and 2025, were as follows:

	2023		2024		2025
Interest rate risk	Interest rate swaps
Nominal amount	Ps.	6,709,527	Ps.	3,689,122	Ps.	-
Carrying amount		60,720		(4,583)		-
Line item in the consolidated statement of financial position where the hedging instrument is included	Derivative financial instruments (liabilities)
Changes in the value of the hedging instrument recognized in OCI	Ps.	(120,038)	Ps.	(102,873)	Ps.	6,548
'Line item in profit or loss affected by the reclassification	Finance costs
Amount reclassified from costs of hedging reserve to profit or loss	Ps.	20,175	Ps.	9,583	Ps.	-

The following tables provides a reconciliation by risk category of components of equity and analysis of OCI items and net of tax, resulting from cash flow hedge accounting as of December 31, 2023, 2024 and 2025:

	2023		2024		2025
Cash flow hedges		Hedge Reserve		Hedge Reserve		Hedge Reserve
Balance on January 1	Ps.	130,624	Ps.	60,720	Ps.	(4,583)
Changes in fair value		(120,038)		(102,873)		6,548
Amount reclassified to profit or loss		20,175		9,583		-
Changes in deferred tax asset		29,959		27,987		(1,965)
Balance at December 31	Ps.	60,720	Ps.	(4,583)	Ps.	-

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Sensitivity analysis for hedge accounting - The methodology used was a sensitivity analysis calculating the estimated fair value based on variations in each of the reference variables individually (keeping the other variables fixed). We emphasize that the sensitivities in the market value consider the change to international standards (IFRS), therefore, it is included in the counterparty risk in the valuation process and in the respective measurement of sensitivities in the fair market value. In the case of sensitivity to reference interbank interest rates, the three scenarios analyzed are:

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Likely: decrease over the entire curve of 25 basis points (0.25%)
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Possible: decrease over the entire 50 basis point curve (0.50%)
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Stress: decrease over the entire curve of 100 basis points (1.00%)

During 2020, the company entered into SWAPS interest rate contracts to cover the interest payments of the “GAP 20” during 2020, referenced to floating interbank interest rates. With these instruments, GAP will pay amounts based on a fixed rate and will receive amounts based on the TIIE reference rate at the valuation date.

For accounting purposes under IFRS, the Company has designated these contracts as cash flow hedges, so changes in fair value will be recognized through other comprehensive income. The fair value of these instruments is exposed to decreases in interbank interest rates, such exposure is included in the sensitivity table of derivative financial instruments. The Company estimates that an increase in the reference rates would have similar exposures but opposite. As of December 31, 2025, and the GAP 19 and GAP 20 debt securities concluded with the payment of principal on March 22, 2024, and February 6, 2025, respectively.

During 2022, the Company entered into two SWAPS as cash flow hedges to hedge the risk of an increase in the SOFR 1-month rate on two loans held by MBJA in U.S. dollars. Changes in the fair value are recognized in other comprehensive income in the consolidated statement of income and other comprehensive income and are presented in the hedge reserve and are recycled to financial expenses to the extent that the interest of the associated debt is recognized, the derivative only hedge the SOFR 1 month rate and concluded with the refinancing of the loan on September 1, 2025.

Due to the SWAPS coverages have already concluded with the payment of the debt principal, it is no longer necessary to perform the analysis sensitivity for coverage.

Decrease in interbank interest rates (basis points)
		Likely		Possible		Stress
Type of derivative, value or contract	Hedge type	(25 bps)		(50 bps)		(100 bps)
Hedge accounting derivatives	Cash flow	Ps.	(4,087)	Ps.	(8,183)	Ps.	(16,407)
Total effect on fair value		Ps.	(4,087)	Ps.	(8,183)	Ps.	(16,407)

Capital Management – The policy of the Board of Directors of the Company is to maintain a strong capital position to provide confidence to its investors, creditors, and the market and to sustain future development of the business. The Board of Directors monitors the return on equity, which the Company defines as the net profit divided by the total stockholders' equity.

The Board of Directors seeks to maintain the optimal balance for the ratio between total liabilities and the stockholders' equity, which may result from increased levels of bank loans up to the financial structure that it deems optimal, therefore, management seeks authorization from the Board of Directors for any additional debt issuances or for the prepayment of debt. While total liabilities grow in relation to equity and net profit continues to increase, the Company will generate higher returns on capital. The Company has no obligation to maintain a ratio of equity to total liabilities in particular.

The following table shows the ratio of stockholders’ equity to total liabilities of the Company as of December 31, 2023, 2024 and 2025:

	2023		2024		2025
Shareholders’ equity –controlling interest	Ps.	19,781,783	Ps.	22,345,799	Ps.	22,470,451
Total liabilities		46,500,212		57,031,334		63,304,344
Ratio of total Shareholders’ equity – controlling interest to liabilities		0.4		0.4		0.4

The Company may elect to repurchase its own shares in the stock market, under the following terms and conditions:

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The acquisition has to be previously approved at a Shareholders Meeting and be at market price (except in the case of public offerings or auctions authorized by the stock market).
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If the acquisition is made against the Company’s Shareholders equity and reflects the acquisition within the repurchased shares account. If the Company decides to cancel the shares it reduces common stock accordingly.
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Announcing the amount of common stock issued and paid when determining the authorized stock for repurchase. The Ordinary Shareholders Meeting shall expressly agree, for each year, the maximum amount of funds that may be used for the repurchase of the Company’s shares, with the only limitation that the sum of the resources that can be used for this purpose, in no event shall exceed the total balance of retained earnings of the Company.

As long the shares belong to the Company, they are not subject to vote at the Company’s Shareholders’ Meeting, nor do they provide rights or economic benefits and are also not considered when determining a quorum to vote.

During the year, there was no change in the Company’s capital management policy. The Company is not subject to external equity requirements, except for those corresponding to the minimum common stock required by Mexican Companies Law (Ley General de Sociedades Mercantiles).

Fair value of the financial instruments – Except for loans and debt securities, management believes the carrying amounts of financial assets and financial liabilities, recognized at amortized cost in the consolidated financial statements, approximate their fair value due to their short-term maturities.

As of December 31, 2023, 2024 and 2025, the fair value of financial liabilities recognized at amortized cost was Ps.40,836,961, Ps.48,256,614 and Ps.52,859,408, respectively, while their book value is Ps.41,004,371, Ps.48,454,441 and Ps.53,664,374, respectively. The fair value of loans is determined in accordance with generally accepted pricing models based on discounted cash flow analysis determined in accordance with Level 2 of fair value.

The fair value of financial assets and liabilities is determined as follows:

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Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
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Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e., derived from prices) (Level 2); and
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Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3)

The fair value of the derivative financial instruments is determined based on the effect of the relevant economic variables in the future, according to the market valuation curves as of the reporting date and is analyzed with the total exposure in which the Company assigns to variations in the interest rates.

Financial instruments recognized at fair value are categorized according to the fair value hierarchy into levels 1 to 3, and are based on the degree to which their fair value is objectively observable, are:

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Financial instruments classified as fair value – Are classified within Level 2 of the fair value hierarchy.
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Derivative financial instruments – Are classified within Level 2 of the fair value hierarchy.